VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—39.8%
U.S. Treasury Bond 4.750%, 11/15/53	$14,178	$ 15,135
U.S. Treasury Inflation Indexed Note 1.750%, 1/15/34	7,128	7,036
U.S. Treasury Notes
0.500%, 3/31/25	4,026	3,850
3.625%, 5/15/26	11,793	11,559
4.750%, 10/15/26	4,091	4,103
4.250%, 3/15/27	860	856
3.625%, 5/31/28	4,074	3,971
3.750%, 12/31/28	3,962	3,877
4.000%, 2/15/34	7,749	7,621
Total U.S. Government Securities (Identified Cost $58,057)		58,008

Mortgage-Backed Securities—33.2%
Agency—32.8%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	858	814
Pool #G60019 4.500%, 3/1/44	325	318
Pool #Q42921 3.500%, 9/1/46	965	889
Pool #Q53881 4.500%, 1/1/48	728	714
Pool #QA3079 3.500%, 10/1/49	467	425
Pool #QA4766 3.500%, 11/1/49	914	839
Pool #QC2692 3.000%, 6/1/51	281	246
Pool #QE1443 4.000%, 5/1/52	376	350
Pool #QE1985 4.500%, 5/1/52	632	604
Pool #QE2366 5.000%, 5/1/52	306	301
Pool #QE4826 4.500%, 7/1/52	645	614
Pool #QE9908 5.500%, 9/1/52	638	638
Pool #QF8190 6.000%, 2/1/53	878	898
Pool #QF8551 5.500%, 3/1/53	404	403
Pool #RA2622 3.000%, 5/1/50	317	276
Pool #RA8188 4.500%, 11/1/52	306	291
Pool #RA8285 4.500%, 10/1/47	1,691	1,619
Pool #RJ0194 6.000%, 11/1/53	1,158	1,170
Pool #SC0203 2.500%, 12/1/41	877	764
Pool #SD0164 3.500%, 12/1/49	987	897
Pool #SD1618 5.000%, 9/1/52	969	949
	Par Value	Value

Agency—continued
Pool #SD2317 6.000%, 1/1/53	$ 1,772	$ 1,795
Pool #SI2061 3.500%, 9/1/50	459	412
Pool #ZM5226 3.500%, 12/1/47	483	436
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	703	664
Pool #AB3878 4.000%, 11/1/41	792	747
Pool #AB5924 3.000%, 8/1/42	1,213	1,075
Pool #BO1277 3.000%, 7/1/49	504	437
Pool #BO1345 3.500%, 8/1/49	1,035	943
Pool #BO1351 4.000%, 8/1/49	394	370
Pool #BT7914 5.000%, 10/1/52	1,670	1,640
Pool #BV3044 3.000%, 2/1/52	770	679
Pool #BW0044 5.000%, 7/1/52	982	974
Pool #BW3311 4.500%, 7/1/52	1,726	1,654
Pool #BY8494 5.500%, 8/1/53	1,137	1,143
Pool #CA5122 3.000%, 2/1/50	537	469
Pool #CB0998 3.000%, 7/1/51	1,238	1,067
Pool #CB3110 2.500%, 3/1/47	1,349	1,119
Pool #CB3630 4.000%, 5/1/52	174	162
Pool #CB3875 3.500%, 6/1/47	1,064	962
Pool #CB4451 4.000%, 8/1/42	508	478
Pool #CB7240 6.000%, 10/1/53	903	911
Pool #FM7290 3.000%, 5/1/51	846	741
Pool #FM8210 3.000%, 4/1/50	651	570
Pool #FS1443 3.500%, 4/1/52	253	228
Pool #FS2249 5.000%, 6/1/52	857	844
Pool #FS2692 5.000%, 8/1/52	1,737	1,713
Pool #FS3262 4.000%, 10/1/46	1,907	1,807
Pool #FS3386 3.500%, 5/1/38	1,325	1,240
Pool #FS3687 5.000%, 11/1/52	1,054	1,037
Government National Mortgage Association
Pool #787186 6.000%, 10/20/53	1,538	1,555
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #CO1904 5.000%, 8/15/52	$ 981	$ 997
Pool #CO1918 5.500%, 9/15/52	675	694
Pool #CP7106 5.500%, 8/20/52	185	190
Pool #CP7113 5.500%, 9/20/52	152	156
Pool #CR3025 5.500%, 12/20/52	889	898
Pool #CR9210 5.500%, 1/20/53	646	645
Pool #CS2411 6.000%, 3/20/53	142	145
Pool #CS5391 6.000%, 1/20/53	750	761
Pool #CS5448 6.000%, 1/20/53	1,060	1,075
Pool #CS7736 6.000%, 4/20/53	434	442
		47,894

Non-Agency—0.4%
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	600	570
Total Mortgage-Backed Securities (Identified Cost $50,028)		48,464

Asset-Backed Securities—5.6%
Automobiles—0.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	475	472
Credit Card—2.1%
American Express Credit Account Master Trust 2023-3, A 5.230%, 9/15/28	790	795
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month Term SOFR + 0.812%, Cap N/A, Floor 0.550%) 6.126%, 5/15/28(2)	710	709
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month Term SOFR + 0.884%) 6.210%, 5/14/29(2)	785	792
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	745	745
		3,041

Other—3.2%
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	495	463
2020-1, B1 144A 2.280%, 7/15/60(1)	742	683
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	883	845
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	239
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	160	159
	Par Value	Value

Other—continued
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(1)	$ 712	$ 588
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	709
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	900	915
		4,601

Total Asset-Backed Securities (Identified Cost $8,434)		8,114

Corporate Bonds and Notes—20.2%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	590	413
Consumer Discretionary—1.1%
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	464	380
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	417	346
General Motors Financial Co., Inc. 5.750%, 2/8/31	298	301
Hyatt Hotels Corp. 1.800%, 10/1/24	613	600
		1,627

Consumer Staples—2.3%
Kimberly-Clark Corp. 4.500%, 2/16/33	552	543
PepsiCo, Inc. 4.650%, 2/15/53	1,200	1,127
Philip Morris International, Inc.
4.875%, 2/13/29	590	586
5.375%, 2/15/33	1,052	1,061
		3,317

Energy—2.1%
Boardwalk Pipelines LP
4.450%, 7/15/27	159	155
3.400%, 2/15/31	290	257
BP Capital Markets America, Inc. 4.812%, 2/13/33	885	873
Enterprise Products Operating LLC 4.200%, 1/31/50	434	367
Pioneer Natural Resources Co. 1.900%, 8/15/30	859	722
Targa Resources Corp. 4.200%, 2/1/33	390	356
Williams Cos., Inc. (The) 3.500%, 10/15/51	418	297
		3,027

Financials—8.4%
AerCap Ireland Capital DAC 3.000%, 10/29/28	324	293
American Express Co. 6.338%, 10/30/26	377	382

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of America Corp.
2.087%, 6/14/29	$ 585	$ 517
2.572%, 10/20/32	633	525
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	934	923
BPCE S.A. 144A 5.748%, 7/19/33(1)	550	551
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	309
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	836	764
Hyundai Capital America 144A 5.700%, 6/26/30(1)	593	604
JPMorgan Chase & Co.
0.824%, 6/1/25	945	937
5.350%, 6/1/34	620	622
KeyBank N.A. 4.390%, 12/14/27	420	397
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	456	463
Morgan Stanley
1.593%, 5/4/27	703	650
(SOFR + 0.509%) 5.860%, 1/22/25(2)	644	644
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	835	789
PNC Financial Services Group, Inc. (The) 6.615%, 10/20/27	421	434
Radian Group, Inc. 6.200%, 5/15/29	270	274
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	440	438
U.S. Bancorp
5.384%, 1/23/30	337	339
5.678%, 1/23/35	318	321
UBS Group AG 144A 4.751%, 5/12/28(1)	427	418
Wells Fargo & Co.
3.526%, 3/24/28	494	470
3.350%, 3/2/33	281	244
		12,308

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	769	666
Amgen, Inc.
5.250%, 3/2/33	592	597
5.650%, 3/2/53	324	330
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	916	911
		2,504

Industrials—2.3%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	711	711
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	388
John Deere Capital Corp. 5.150%, 3/3/25	361	361
	Par Value	Value

Industrials—continued
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	$ 530	$ 528
2020-1, B 4.875%, 7/15/27	266	262
United Parcel Service, Inc. 5.050%, 3/3/53	719	706
Veralto Corp. 144A 5.450%, 9/18/33(1)	374	379
		3,335

Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	658	655
Newmont Corp.
2.250%, 10/1/30	617	525
6.250%, 10/1/39	539	576
		1,756

Real Estate—0.3%
Tanger Properties LP 2.750%, 9/1/31	462	378
Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	445	306
Southern Co. (The) Series A 3.700%, 4/30/30	519	481
		787

Total Corporate Bonds and Notes (Identified Cost $30,643)		29,452

Total Long-Term Investments—98.8% (Identified Cost $147,162)		144,038

TOTAL INVESTMENTS—98.8% (Identified Cost $147,162)		$144,038
Other assets and liabilities, net—1.2%		1,794
NET ASSETS—100.0%		$145,832

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $8,729 or 6.0% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$58,008	$58,008
Mortgage-Backed Securities	48,464	48,464
Asset-Backed Securities	8,114	8,114
Corporate Bonds and Notes	29,452	29,452
Total Investments	$144,038	$144,038
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.